FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-21202

Preferred Income Fund II
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  (Exact name of registrant as specified in charter)

101 Huntington Avenue
Boston, MA  02199
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  (Address of principal executive offices)

Victor Acker
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA  02199
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 1 800-852-0218

Date of Fiscal year-end: 7/31/2003

Date of reporting period: 7/1/2003 - 6/30/2004

   Item 1. Proxy Voting Record
   Account Number: 127341

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Alliant Energy Corp LNT  018802108  5/21/04  Annual
   1.01   Elect Ann K. Newhall MGMT YES FOR FOR
   1.02   Elect Michael L. Bennett MGMT YES FOR FOR
   1.03   Elect Jack B. Evans MGMT YES FOR FOR
   1.04   Elect David A. Perdue MGMT YES FOR FOR
   1.05   Elect Judith D. Pyle MGMT YES FOR FOR
   2.00   Increase Authorized Common Stock MGMT YES FOR FOR

   CH Energy Group CHG  12541M102  4/27/04  Annual
   1.01   Elect Edward F.X. Gallagher MGMT YES FOR FOR
   1.02   Elect Steven V. Lant MGMT YES FOR FOR
   1.03   Elect Jeffrey D. Tranen MGMT YES FOR FOR

   NiSource Inc NI  65473P105  5/11/04  Annual
   1.01   Elect Steven C. Beering MGMT YES FOR FOR
   1.02   Elect Dennis E. Foster MGMT YES FOR FOR
   1.03   Elect Richard L. Thompson MGMT YES FOR FOR
   1.04   Elect Carolyn Y. Woo MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   NSTAR NST  67019E107  4/29/04  Annual
   1.01   Elect Gary L. Countryman MGMT YES FOR FOR
   1.02   Elect Daniel Dennis MGMT YES FOR FOR
   1.03   Elect Matina S. Horner MGMT YES FOR FOR
   1.04   Elect J. Thomas May MGMT YES FOR FOR
   2.00   Review Charitable Giving Policy SHLDR YES ABSTAIN AGNST

   Peoples Energy PGL  711030106  2/27/04  Annual

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   1.01   Elect James R. Boris MGMT YES FOR FOR
   1.02   Elect William J. Brodsky MGMT YES FOR FOR
   1.03   Elect Pastora San Juan Cafferty MGMT YES FOR FOR
   1.04   Elect John W. Higgins MGMT YES FOR FOR
   1.05   Elect Dipak C. Jain MGMT YES WHOLD AGNST
   1.06   Elect Michael E. Lavin MGMT YES FOR FOR
   1.07   Elect Homer J. Livingston Jr. MGMT YES FOR FOR
   1.08   Elect Thomas M. Patrick MGMT YES FOR FOR
   1.09   Elect Richard P. Toft MGMT YES FOR FOR
   1.10   Elect Arthur R. Velasquez MGMT YES FOR FOR
   2.00   Adopt Stock Award Plan MGMT YES FOR FOR

   Progress Energy Inc PGN  743263105  5/12/04  Annual
   1.01   Elect Charles W. Coker MGMT YES FOR FOR
   1.02   Elect Robert B. McGehee MGMT YES FOR FOR
   1.03   Elect E. Marie McKee MGMT YES FOR FOR
   1.04   Elect Peter S. Rummell MGMT YES FOR FOR
   1.05   Elect Jean Giles Wittner MGMT YES FOR FOR
   2.00   Restrict Executive Compensation SHLDR YES AGNST FOR

   Scottish Power     7/25/03  Annual
   1.00   Approve Financial Statements MGMT YES FOR FOR
   2.00   Approve Remuneration Policy MGMT YES FOR FOR
   3.00   Elect Nick Rose MGMT YES AGNST AGNST
   4.00   Elect Donald Brydon MGMT YES AGNST AGNST
   5.00   Elect Charles Smith MGMT YES AGNST AGNST
   6.00   Elect David Nish MGMT YES AGNST AGNST
   7.00   Appoint Auditors and Set Their Fees MGMT YES AGNST AGNST
   8.00   Approve Political Donation MGMT YES ABSTAIN AGNST
   9.00   Issue Stock w/o Preemptive Rights MGMT YES FOR FOR
   10.00   Authorize Share Repurchase MGMT YES FOR FOR

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.
   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Preferred Income Fund II
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       (Registrant)


By _______________________________________________________________________
       (Signature & Title)


Date _____________________________________________________________________

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